STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Series C Convertible Preferred Stock	Voting Common Stock	Non-voting Common Stock	Additional Paid-in Capital	Accumulated Deficit	Common Stock
Convertible preferred stock, Beginning balance at Dec. 31, 2017		$ 18,658
Convertible preferred stock, Beginning balance (shares) at Dec. 31, 2017		6,007,743
Beginning balance at Dec. 31, 2017	$ (8,193)						$ 54	$ (8,247)
Beginning balance (shares) at Dec. 31, 2017									1,866,367
Sale of convertible preferred stock, net of issuance costs		$ 17,937
Sale of convertible preferred stock, net of issuance costs (shares)		5,728,376
Stock-based compensation expense, including issuance of restricted stock awards	180						180
Stock-based compensation expense, including issuance of restricted stock awards (shares)									513,903
Net loss	(14,680)							(14,680)
Convertible preferred stock, Ending balance at Dec. 31, 2018	36,595	$ 36,595
Convertible preferred stock, Ending balance (shares) at Dec. 31, 2018		11,736,119	0
Ending balance at Dec. 31, 2018	(22,693)						234	(22,927)
Ending balance (shares) at Dec. 31, 2018									2,380,270
Stock-based compensation expense, including issuance of restricted stock awards	82						82
Net loss	(5,241)							(5,241)
Convertible preferred stock, Ending balance at Mar. 31, 2019		$ 36,595
Convertible preferred stock, Ending balance (shares) at Mar. 31, 2019		11,736,119
Ending balance at Mar. 31, 2019	(27,852)						316	(28,168)
Ending balance (shares) at Mar. 31, 2019									2,380,270
Convertible preferred stock, Beginning balance at Dec. 31, 2018	36,595	$ 36,595
Convertible preferred stock, Beginning balance (shares) at Dec. 31, 2018		11,736,119	0
Beginning balance at Dec. 31, 2018	(22,693)						234	(22,927)
Beginning balance (shares) at Dec. 31, 2018									2,380,270
Net loss	(17,531)
Convertible preferred stock, Ending balance at Sep. 30, 2019		$ 36,595	$ 29,848
Convertible preferred stock, Ending balance (shares) at Sep. 30, 2019		11,736,119	7,628,846
Ending balance at Sep. 30, 2019	(39,699)						759	(40,458)
Ending balance (shares) at Sep. 30, 2019									3,161,653
Convertible preferred stock, Beginning balance at Dec. 31, 2018	36,595	$ 36,595
Convertible preferred stock, Beginning balance (shares) at Dec. 31, 2018		11,736,119	0
Beginning balance at Dec. 31, 2018	(22,693)						234	(22,927)
Beginning balance (shares) at Dec. 31, 2018									2,380,270
Exercise of stock options	$ 5						5
Exercise of stock options (shares)	3,242								3,242
Sale of convertible preferred stock, net of issuance costs			$ 29,848
Sale of convertible preferred stock, net of issuance costs (shares)			7,628,846
Stock-based compensation expense, including issuance of restricted stock awards	$ 846						846
Stock-based compensation expense, including issuance of restricted stock awards (shares)									778,141
Net loss	(27,570)							(27,570)
Convertible preferred stock, Ending balance at Dec. 31, 2019	66,443	$ 36,595	$ 29,848
Convertible preferred stock, Ending balance (shares) at Dec. 31, 2019		11,736,119	7,628,846	0
Ending balance at Dec. 31, 2019	(49,412)						1,085	(50,497)
Ending balance (shares) at Dec. 31, 2019					3,161,653				3,161,653
Convertible preferred stock, Beginning balance at Mar. 31, 2019		$ 36,595
Convertible preferred stock, Beginning balance (shares) at Mar. 31, 2019		11,736,119
Beginning balance at Mar. 31, 2019	(27,852)						316	(28,168)
Beginning balance (shares) at Mar. 31, 2019									2,380,270
Exercise of stock options	5						5
Exercise of stock options (shares)									3,242
Sale of convertible preferred stock, net of issuance costs			$ 29,848
Sale of convertible preferred stock, net of issuance costs (shares)			7,628,846
Stock-based compensation expense, including issuance of restricted stock awards	141						141
Stock-based compensation expense, including issuance of restricted stock awards (shares)									345,840
Net loss	(5,556)							(5,556)
Convertible preferred stock, Ending balance at Jun. 30, 2019		$ 36,595	$ 29,848
Convertible preferred stock, Ending balance (shares) at Jun. 30, 2019		11,736,119	7,628,846
Ending balance at Jun. 30, 2019	(33,262)						462	(33,724)
Ending balance (shares) at Jun. 30, 2019									2,729,352
Stock-based compensation expense, including issuance of restricted stock awards	297						297
Stock-based compensation expense, including issuance of restricted stock awards (shares)									432,301
Net loss	(6,734)							(6,734)
Convertible preferred stock, Ending balance at Sep. 30, 2019		$ 36,595	$ 29,848
Convertible preferred stock, Ending balance (shares) at Sep. 30, 2019		11,736,119	7,628,846
Ending balance at Sep. 30, 2019	(39,699)						759	(40,458)
Ending balance (shares) at Sep. 30, 2019									3,161,653
Convertible preferred stock, Beginning balance at Dec. 31, 2019	66,443	$ 36,595	$ 29,848
Convertible preferred stock, Beginning balance (shares) at Dec. 31, 2019		11,736,119	7,628,846	0
Beginning balance at Dec. 31, 2019	(49,412)						1,085	(50,497)
Beginning balance (shares) at Dec. 31, 2019					3,161,653				3,161,653
Sale of convertible preferred stock, net of issuance costs			$ 29,942
Sale of convertible preferred stock, net of issuance costs (shares)			7,628,846
Stock-based compensation expense, including issuance of restricted stock awards	362						362
Stock-based compensation expense, including issuance of restricted stock awards (shares)					432,301
Net loss	(9,511)							(9,511)
Convertible preferred stock, Ending balance at Mar. 31, 2020		$ 36,595	$ 59,790
Convertible preferred stock, Ending balance (shares) at Mar. 31, 2020		11,736,119	15,257,692
Ending balance at Mar. 31, 2020	(58,561)						1,447	(60,008)
Ending balance (shares) at Mar. 31, 2020					3,593,954
Convertible preferred stock, Beginning balance at Dec. 31, 2019	66,443	$ 36,595	$ 29,848
Convertible preferred stock, Beginning balance (shares) at Dec. 31, 2019		11,736,119	7,628,846	0
Beginning balance at Dec. 31, 2019	$ (49,412)						1,085	(50,497)
Beginning balance (shares) at Dec. 31, 2019					3,161,653				3,161,653
Exercise of stock options (shares)	98,254
Net loss	$ (37,679)
Convertible preferred stock, Ending balance (shares) at Sep. 30, 2020	0	0	0	0
Ending balance at Sep. 30, 2020	$ 228,307				$ 3	$ 1	316,479	(88,176)
Ending balance (shares) at Sep. 30, 2020					32,593,010	11,110,371
Convertible preferred stock, Beginning balance at Mar. 31, 2020		$ 36,595	$ 59,790
Convertible preferred stock, Beginning balance (shares) at Mar. 31, 2020		11,736,119	15,257,692
Beginning balance at Mar. 31, 2020	(58,561)						1,447	(60,008)
Beginning balance (shares) at Mar. 31, 2020					3,593,954
Exercise of stock options	31						31
Exercise of stock options (shares)					36,745
Stock-based compensation expense, including issuance of restricted stock awards	627						627
Net loss	(11,408)							(11,408)
Convertible preferred stock, Ending balance at Jun. 30, 2020		$ 36,595	$ 59,790
Convertible preferred stock, Ending balance (shares) at Jun. 30, 2020		11,736,119	15,257,692
Ending balance at Jun. 30, 2020	(69,311)						2,105	(71,416)
Ending balance (shares) at Jun. 30, 2020					3,630,699
Exercise of stock options	65						65
Exercise of stock options (shares)					61,509
Sale of convertible preferred stock, net of issuance costs				$ 49,826
Sale of convertible preferred stock, net of issuance costs (shares)				3,443,612
Conversion of convertible preferred stock into voting and non-voting common stock upon initial public offering	146,211				$ 2	$ 1	146,208
Conversion of convertible preferred stock into common stock upon initial public offering (shares)		(11,736,119)	(15,257,692)	(3,443,612)
Conversion of convertible preferred stock into common stock upon initial public offering		$ (36,595)	$ (59,790)	$ (49,826)
Conversion of convertible preferred stock into common stock upon initial public offering (shares)					19,327,052	11,110,371
Sale of common stock in initial public offering, net of offering costs of $2,538	166,630				$ 1		166,629
Sale of common stock in initial public offering, net of offering costs of $2,538, (shares)					9,573,750
Stock-based compensation expense, including issuance of restricted stock awards	1,472						1,472
Net loss	$ (16,760)							(16,760)
Convertible preferred stock, Ending balance (shares) at Sep. 30, 2020	0	0	0	0
Ending balance at Sep. 30, 2020	$ 228,307				$ 3	$ 1	$ 316,479	$ (88,176)
Ending balance (shares) at Sep. 30, 2020					32,593,010	11,110,371